SCHEDULE OF PLANT AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Property, Plant and Equipment [Abstract]
Electronic equipment	$ 139,158	$ 145,376
Less: accumulated depreciation	(139,158)	(99,902)
Property and equipment, net		$ 45,474